Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Accounts And Non Trade Receivable Abstract
Receivables from contracts with customers			$ 36,308,109
Accounts receivable	$ 1,448,202	$ 14,041,611